CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
Geographic Areas, Revenues from External Customers [Abstract]
Schedule of revenues from sales to unaffiliated customers
	Six months ended June 30,
	2021	2022
	Unaudited
North America	$24,713	$28,296
Europe	25,231	22,791
Africa	11,659	10,032
Asia-Pacific and Middle East	16,970	17,239
India	35,875	37,300
Latin America	22,443	25,335

	$136,891	$140,993